Debt - Schedule of Senior Secured Notes and the Notes Payable Related Party (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2024 (remaining)	$ 1,576
2025	796
2026	2,081
Total future minimum payments	4,453
Less: imputed interest	(67)
Total Debt	$ 4,386	$ 8,900